Operating Lease Agreements (Schedule of Rent Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Leases, Operating [Abstract]
Minimum rentals	$ 138,496	$ 122,726	$ 122,110
Contingent rentals based on sales	64,720	51,727	49,503
Total rent expense	$ 203,216	$ 174,453	$ 171,613